Cash and cash equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and due from banks	$ 4,985	$ 2,161
Interest-bearing deposits in banks	775,530	837,557
Total	780,515	839,718
Less:
Pledged deposits	39,210	9,032
Cash and Cash Equivalents, At Carrying Value	$ 741,305	$ 830,686	$ 692,511	$ 789,490